Leases - Summary of Changes in Assets Subject to Operating Lease (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes In Assets Subject To Operating Lease [Abstract]
Beginning balance	₩ 3,922,844	₩ 3,285,926
Acquisition	926,165	1,463,419
Disposal	(388,889)	(262,184)
Depreciation	(629,079)	(587,148)	₩ (462,394)
Others	(26,265)	22,831
Ending balance	₩ 3,804,776	₩ 3,922,844	₩ 3,285,926